Fees Summary	Oct. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,901,000.00
Previously Paid Amount	0.00
Total Fee Amount	291.04
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 291.04
Narrative - Max Aggregate Offering Price	$ 1,901,000.00
Final Prospectus	true